Supplement to the Prospectus dated April 30, 1997 as amended October 17, 1997

                                      For
                     SCHWAB MONEY FUNDS - SWEEP INVESTMENTS

This Prospectus no longer contains current information on the Schwab Money Market Fund, Schwab Government Money Fund, Schwab U.S. Treasury Money Fund and Schwab Municipal Money Fund--Sweep Shares. For more complete information on these Funds, you may obtain the current Prospectuses, dated April 30, 1998, by calling 1-800-435-4000. (TDD users please dial 1-800-345-2550.)

TF(5595) 4/30/98